Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2025
Convertible Notes [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 13 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term borrowings as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Short-term bank loans	$14,959,966	$16,244,870
Short-term loans from third-party individuals and entities	8,288,380	8,761,760
Total	$23,248,346	$25,006,630

For the years ended September 30, 2025, 2024 and 2023, interest expense on all short-term borrowings amounted to $1,109,636, $1,086,384 and $998,758, respectively.

Short-term bank loans as of September 30, 2025 consisted of the following:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	14,000,000	1,966,566	6/5/2025	6/4/2026	3.40%
Bank of China*	6,000,000	842,815	7/29/2025	7/28/2026	2.91%
Bank of Beijing*	10,000,000	1,404,692	4/3/2025	4/3/2026	3.65%
Bank of Communications *	6,000,000	842,815	11/29/2025	11/28/2025	3.10%
Postal Savings Bank of China*	15,000,000	2,107,038	12/30/2024	12/29//2025	2.80%
Postal Savings Bank of China*	5,000,000	702,346	6/30/2025	12/29//2025	2.80%
Industrial and Commercial Bank*	3,500,000	491,642	8/13/2025	8/13/2026	2.70%
Industrial and Commercial Bank*	3,500,000	491,642	8/14/2025	8/1/2026	2.70%
Bank of China**	1,500,000	210,704	8/4/2025	8/4/2026	2.91%
Industrial and Commercial Bank	10,000,000	1,404,692	9/10/2025	9/10/2026	3.65%
Chengdu Rural Commercial Bank*	7,000,000	983,284	12/19/2024	12/18/2025	3.55%
Industrial and Commercial Bank*	10,000,000	1,404,692	9/25/2025	9/25/2026	3.00%
Bank of Chengdu	5,000,000	702,346	7/24/2025	7/23//2025	4.80%
Bank of China	10,000,000	1,404,692	8/23/2025	8/23/2026	5.25%
Total	106,500,000	14,959,966

*

As of September 30, 2025, all short term bank loans with the exception of aggregate amount of $2,107,038 owed to Bank of Chengdu and Bank of China, were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $2,809,383 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

All the above short-term bank loans will be renewed upon maturity.

Short-term bank loans as of September 30, 2024 consisted of the following:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	17,000,000	2,422,481	7/2/2024	6/2/2025	3.80%
Bank of Nanjing*	1,000,000	142,499	7/2/2024	11/1/2024	3.80%
Bank of China*	6,000,000	854,993	7/29/2024	7/29/2025	2.88%
Bank of Beijing*	10,000,000	1,424,989	4/3/2024	4/3/2025	3.65%
Bank of Communications *	6,000,000	854,993	11/24/2023	11/23/2024	4.35%
Postal Savings Bank of China*	20,000,000	2,849,977	1/2/2024	12/31/2024	3.65%
Industrial and Commercial Bank*	3,133,800	446,562	8/16/2024	8/20/2025	3.00%
Industrial and Commercial Bank*	3,866,200	550,929	8/20/2024	8/16/2025	3.00%
China CITIC Bank*	5,000,000	712,494	9/24/2024	9/23/2025	3.00%
Industrial and Commercial Bank	10,000,000	1,424,989	9/29/2024	9/28/2025	3.00%
Bank of China*	2,000,000	284,998	8/6/2024	8/5/2025	3.45%
Chengdu Rural Commercial Bank*	10,000,000	1,424,989	12/22/2023	12/21/2024	3.55%
China Construction Bank*	5,000,000	712,494	3/11/2024	3/10/2025	3.95%
Bank of Chengdu*	5,000,000	712,494	7/25/2024	7/23/2025	3.70%
Bank of China*	10,000,000	1,424,989	8/23/2024	8/23/2025	3.45%
Total	114,000,000	$16,244,870

*

As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Except for the short-term bank loan of $142,499 from Bank of Nanjing, the remaining above-mentioned short-term bank loans will be renewed upon maturity.

Short-term borrowings also include loans from third party companies and various individuals that are unsecured, due on demand, and bear interest of 0%, 4% and 8%. The Company recorded interest expense of $630,893, $489,677 and $315,012 for the years ended September 30, 2025, 2024 and 2023, respectively. As of September 30, 2025 and 2024, the total amount of these loans was $8,288,380 and $8,761,760, respectively.

Long-term borrowings as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Long-term bank loans	$2,387,976	$1,709,986
Total	$2,387,976	$1,709,986

For the years ended September 30, 2025, 2024 and 2023, interest expense on all long-term borrowings amounted to $95,901, $71,743 and 46,670, respectively.

The Company’s long-term bank loans as of September 30, 2025 will all mature within the year, consisting of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	280,938	3/29/2025	3/29/2027	1.25%
China Construction Bank**	5,000,000	702,346	3/11/2024	3/11/2027	3.95%
Bank of Zijin Rural Commercial**	10,000,000	1,404,692	1/7/2025	1/1/2027	4.05%
Total	17,000,000	2,387,976

*	As of September 30, 2025, a total of $280,938 bank loans were obtained through pledging a fixed certificate of deposit worth $310,437, of which $310,437 is included in the restricted cash.

**	As of September 30, 2025, a total of $2,107,038 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, and third-party companies. See Note 16 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	As of September 30, 2025	As of September 30, 2024
Buildings, net	$752,681	$802,254
Bank deposit	310,437	314,922
Total	$1,063,118	$1,117,176

The Company’s long-term bank loans as of September 30, 2024 will all mature within the year, consisting of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	284,998	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	676,870	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	748,118	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,709,986

*	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.

**	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.